Offerings	Nov. 14, 2024 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	3.250% Notes due 2031
Amount Registered | shares	688,935,000
Maximum Aggregate Offering Price	$ 685,497,214.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 104,949.62
Offering Note	The U.S. dollar amount to be registered is based on the Euro to U.S. dollar exchange rate of 1 Euro to 1.0599 U.S. dollars, which is the exchange rate as of noon, New York City time on November 12, 2024 on the Bloomberg page "BFIX."
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	3.625% Notes due 2034
Amount Registered | shares	529,950,000
Maximum Aggregate Offering Price	$ 528,116,373.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 80,854.62
Offering Note	The U.S. dollar amount to be registered is based on the Euro to U.S. dollar exchange rate of 1 Euro to 1.0599 U.S. dollars, which is the exchange rate as of noon, New York City time on November 12, 2024 on the Bloomberg page "BFIX."
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Guarantees of Equinix, Inc.
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.00
Offering Note	Equinix, Inc. will fully and unconditionally guarantee the notes issued by Equinix Europe 2 Financing Corporation LLC. Pursuant to Rule 457(n) under the Securities Act of 1933, as amended, no separate filing fee is required for the guarantees.